Per Share Data (Tables)	12 Months Ended
Mar. 31, 2016
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2014, 2015 and 2016 is as follows:

In fiscal 2014, 2015 and 2016 the diluted EPS calculation excludes stock options for 6,815 thousand shares, 6,499 thousand shares and 4,370 thousand shares, as they were antidilutive.

	Millions of yen
	2014	2015	2016
Income attributable to ORIX Corporation shareholders from continuing operations	¥180,069	¥234,651	¥260,169
Effect of dilutive securities
Expense related to convertible bond	265	0	0

Income from continuing operations for diluted EPS computation	¥180,334	¥234,651	¥260,169

	Thousands of shares
	2014	2015	2016
Weighted-average shares	1,268,081	1,309,144	1,309,136
Effect of dilutive securities
Conversion of convertible bond	40,057	0	0
Exercise of stock options	2,117	1,865	1,377

Weighted-average shares for diluted EPS computation	1,310,255	1,311,009	1,310,513

	Yen
	2014	2015	2016
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥142.00	¥179.24	¥198.73
Diluted	137.63	178.99	198.52